UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT

JUNE 30, 2007

Legg Mason Partners

Variable Strategic

Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable Strategic

Bond Portfolio

Semi-Annual Report • June 30, 2007

What’s

Inside

Portfolio Objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters. . . . Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated. . . . In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus 4.58% when the second quarter began. Ten-year Treasury yields moved up even more dramatically, cresting at

Legg Mason Partners Variable Strategic Bond Portfolio         I

5.26% on June 12th—their highest rate in five years. In contrast, the yield on the 10-year Treasury was 4.65% at the end of March. After their highs in mid June, yields then trended somewhat lower during the reporting period, as concerns regarding the subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two- and 10-year Treasuries were 4.87% and 5.03%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 0.98%.

The high yield bond market generated solid results over the six-month period ended June 30, 2007. During that time, the Citigroup High Yield Market Indexv returned 2.66%. With interest rates relatively low, demand for higher yielding bonds remained strong. The high yield market was further aided by strong corporate profits and low default rates.

Despite periods of weakness, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi gained 0.94% during the reporting period. Strong investor demand, an expanding global economy and solid domestic spending supported many emerging market countries.

II         Legg Mason Partners Variable Strategic Bond Portfolio

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

Performance Review

For the six months ended June 30, 2007, Class I shares of the Legg Mason Partners Variable Strategic Bond Portfolio1 returned 0.39%. In comparison, the Portfolio’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, returned 0.98% and its Lipper Variable Global Income Funds Category Average2 increased 0.79%.

Performance Snapshot as of June 30, 2007 (unaudited)

Six Months

Variable Strategic Bond Portfolio – Class I shares[1]	0.39%

Lehman Brothers U.S. Aggregate Index	0.98%

Lipper Variable Global Income Funds Category Average	0.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, yields and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for Class I and II shares for the period ending June 30, 2007 were 5.30% and 4.74%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class I would have been unchanged and Class II shares would have been 6.42%. The 30-Day SEC Yields is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total operating expenses for Class I and Class II shares were 0.81% and 1.06%, respectively.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 37 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Strategic Bond Portfolio         III

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state

IV         Legg Mason Partners Variable Strategic Bond Portfolio

regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

Legg Mason Partners Variable Strategic Bond Portfolio         V

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

VI         Legg Mason Partners Variable Strategic Bond Portfolio

Fund at a Glance (unaudited)

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	0.39%	$1,000.00	$1,003.90	0.82%	$4.07

Class II(4)	0.10	1,000.00	1,001.00	1.25	5.00

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

2         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,020.73	0.82%	$4.11

Class II(3)	5.00	1,000.00	1,015.00	1.25	5.04

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         3

Schedule of Investments (June 30, 2007) (unaudited)

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Face Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 49.7%
FHLMC — 2.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
$373,462	6.583% due 1/1/37 (a)(b)	$379,411
153,452	5.837% due 2/1/37 (a)(b)	154,047
87,197	6.618% due 2/1/37 (a)(b)	88,200
953,514	5.920% due 4/1/37 (a)(b)	958,285
400,000	6.039% due 5/1/37 (a)(b)	402,263

	Total FHLMC	1,982,206

FNMA — 36.3%
	Federal National Mortgage Association (FNMA):
11,500,000	5.500% due 7/17/22-8/14/37 (c)	11,201,926
5,800,000	6.000% due 7/17/22-8/14/37 (c)	5,734,875
8,677	8.000% due 7/1/30-9/1/30 (b)	9,144
37,174	7.500% due 8/1/30-2/1/31 (b)	38,839
14,210,000	5.000% due 7/12/37-8/14/37 (c)	13,309,117
3,760,000	6.500% due 7/12/37 (c)	3,795,837

	Total FNMA	34,089,738

GNMA — 11.3%
10,600,000	Government National Mortgage Association (GNMA), 6.000% due 7/19/37 (c)	10,545,346

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $46,886,983)	46,617,290

ASSET-BACKED SECURITIES — 9.3%
Home Equity — 9.2%
309,519	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.560% due 9/25/35 (a)(b)	309,858
624,944	ACE Securities Corp., Series 2006-SL2, Class A, 5.490% due 1/25/36 (a)(b)	615,862
59,131	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.520% due 8/25/32 (a)	59,237
274,396	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (a)(b)	274,532
169,188	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (a)(b)	169,298
590,000	Bear Stearns Asset-Backed Securities Trust, Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (a)(b)	592,115
290,000	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 9.417% due 6/25/34 (a)(b)	291,381
	Countrywide Home Equity Loan Trust:
587,845	Series 2006-D, Class 2A, 5.520% due 5/15/36 (a)(b)	588,036
729,666	Series 2006-RES, Class 4Q1B, 5.620% due 12/15/33 (a)(d)	730,600
705,286	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.480% due 10/25/34 (a)(b)	705,498
123,961	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	126,660
429,868	GSAMP Trust, Series 2006-S2, Class A2, 5.420% due 1/25/36 (a)(b)	430,136

See Notes to Financial Statements.

4         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Home Equity — 9.2% (continued)
$570,907	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.490% due 4/25/36 (a)	$571,101
884,838	Lehman XS Trust, Series 2006-14N, Class 1A1B, 5.530% due 9/25/46 (a)	886,554
2,077	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (d)	1,931
524,676	SACO I Trust, Series 2006-04, Class A1, 5.490% due 3/25/36 (a)	525,002
3,130	Sail Net Interest Margin Notes, Series 2003-003, Class A, 7.750% due 4/27/33 (d)	10
871,322	Securitized Asset Backed Receivables LLC, Series 2007-BR2, Class A2, 5.550% due 2/25/37 (a)	872,155
893,989	Washington Mutual Asset-Backed Certificates, Series 2007-HE3, Class 2A5, 5.570% due 5/25/47 (a)	895,065

	Total Home Equity	8,645,031

Manufactured Housing — 0.1%
49,380	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	52,011

	TOTAL ASSET-BACKED SECURITIES (Cost — $8,697,374)	8,697,042

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7%
770,477	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (a)(b)	764,687
810,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (a)(b)	785,768
496,636	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.803% due 9/25/35 (a)(b)	487,903
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32 (b)	135,345
338,321	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (b)(d)	337,600
	Countrywide Alternative Loan Trust:
606,697	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)(b)	606,801
606,638	Series 2005-59, Class 1A1, 5.649% due 11/20/35 (a)(b)	609,157
671,988	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)(b)	672,366
748,237	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/46 (a)(b)	748,447
478,232	Countrywide Home Loan, Mortgage Pass-Through Trust, Series 2005-09, Class 1A1, 5.620% due 5/25/35 (a)(b)	479,196
810,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39 (a)(b)	794,919
479,845	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.986% due 8/25/35 (a)(b)	475,681
	Downey Savings & Loan Association Mortgage Loan Trust:
501,263	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (a)(b)	502,046
	Series 2006-AR1:
614,337	Class 1A1A, 5.949% due 3/19/46 (a)(b)	614,337
614,337	Class 1A1B, 5.949% due 3/19/47 (a)(b)	614,337

See Notes to Financial Statements.

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Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7% (continued)
$6,152,993	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.778% due 5/17/32 (a)(b)(e)	$130,718
602,182	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.659% due 10/25/35 (a)(b)	599,437
	Harborview Mortgage Loan Trust:
623,893	Series 2004-08, Class 2A4A, 5.720% due 11/19/34 (a)	626,085
629,638	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (a)	631,939
618,659	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.257% due 3/25/35 (a)	613,053
224,072	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (a)(d)	206,512
855,874	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.769% due 3/25/36 (a)	860,414
534,038	Sequoia Mortgage Trust, Series 2003-2, Class A2, 5.701% due 6/20/33 (a)	534,507
639,387	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 5.640% due 10/25/35 (a)	642,391
	Structured Asset Mortgage Investments Inc.:
113,546	Series 2005-AR3, Class 2A1, 7.509% due 8/25/35 (a)	114,525
	Series 2006-AR5:
512,939	Class 1A1, 5.530% due 5/25/36 (a)	513,565
503,470	Class 2A1, 5.530% due 5/25/36 (a)	505,041
529,217	Structured Asset Securities Corp., Series 2005 GELS, Class A, 5.600% due 4/25/35 (a)	529,414
900,573	Thornburg Mortgage Securities Trust, Series 2006-01, Class A3, 5.490% due 1/25/36 (a)	900,356
	Washington Mutual Inc.:
700,000	Series 2005-AR07, Class A3, 4.425% due 8/25/35 (a)	674,968
763,757	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)	766,509
428,399	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (a)	429,855
	Washington Mutual Mortgage Pass-Through Certificates:
379,245	Series 2007-HY4, Class 4A1, 5.516% due 9/25/36 (a)	377,893
900,000	Series 2007-OA6, Class 1A1B, 5.839% due 7/25/47 (a)	898,875
302,995	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (a)	300,649

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $19,486,898)	19,485,296

CONVERTIBLE BOND — 0.1%
Automobiles — 0.1%
60,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (b) (Cost — $60,000)	75,450

See Notes to Financial Statements.

6         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

CORPORATE BONDS & NOTES — 33.6%
Aerospace & Defense — 0.2%
$50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (b)	$48,750
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	180,031

	Total Aerospace & Defense	228,781

Airlines — 0.2%
5,428	Continental Airlines Inc., Pass-Through Certificates Series, 1998-1, Class C, 6.541% due 3/15/08 (b)	5,425
200,000	Delta Air Lines Inc., Pass-Through Certificates, 7.570% due 11/18/10 (b)	207,667

	Total Airlines	213,092

Automobiles — 0.9%
375,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (b)	369,820
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28 (b)	7,525
25,000	8.900% due 1/15/32 (b)	21,875
345,000	Notes, 7.450% due 7/16/31 (b)	277,294
	General Motors Corp., Senior Debentures:
160,000	8.250% due 7/15/23	146,600
5,000	8.375% due 7/15/33	4,588

	Total Automobiles	827,702

Capital Markets — 1.8%
140,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17 (b)	132,540
90,000	Credit Suisse Guernsey Ltd., 5.860% due 5/17/17 (a)(b)(f)	86,871
220,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	214,644
625,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	608,007
	Morgan Stanley:
80,000	Medium-Term Notes, 5.809% due 10/18/16 (a)	80,054
600,000	Subordinated Notes, 4.750% due 4/1/14	561,094
20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	23,224

	Total Capital Markets	1,706,434

Chemicals — 0.2%
80,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17 (d)	78,800
10,000	Georgia Gulf Corp., 9.500% due 10/15/14	10,000
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	82,875

	Total Chemicals	171,675

Commercial Banks — 2.7%
190,000	Glitnir Banki HF: Notes, 6.330% due 7/28/11 (d)	193,556
170,000	Subordinated Notes, 6.693% due 6/15/16 (a)(d)	175,247

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Banks — 2.7% (continued)
	ICICI Bank Ltd., Subordinated Bonds:
$120,000	6.375% due 4/30/22 (a)	$114,147
118,000	6.375% due 4/30/22 (a)(d)	112,329
340,000	Landsbanki Islands HF, 6.100% due 8/25/11 (d)	344,610
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(d)(f)	153,607
160,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(d)	160,836
170,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(d)(f)	165,567
80,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	73,498
270,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (d)	260,550
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	496,127
155,000	Wells Fargo & Co., Notes, 5.300% due 8/26/11	154,018
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	93,586

	Total Commercial Banks	2,497,678

Commercial Services & Supplies — 0.4%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (b)	50,500
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	54,000
250,000	Waste Management Inc., 6.375% due 11/15/12	255,974

	Total Commercial Services & Supplies	360,474

Consumer Finance — 5.0%
120,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	123,944
	Ford Motor Credit Co.:
	Notes:
650,000	7.375% due 10/28/09 (b)	645,564
410,000	7.875% due 6/15/10 (b)	410,186
	Senior Notes:
600,000	5.800% due 1/12/09 (b)	587,520
183,000	10.610% due 6/15/11 (a)(b)	197,845
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31 (b)	20,507
70,000	Medium-Term Notes, 4.375% due 12/10/07	69,503
	Notes:
810,000	6.125% due 8/28/07 (b)	810,581
60,000	5.125% due 5/9/08 (b)	59,263
250,000	5.625% due 5/15/09 (b)	244,539
10,000	7.250% due 3/2/11 (b)	9,975
375,000	6.875% due 9/15/11 (b)	369,201
175,000	6.750% due 12/1/14 (b)	167,829
70,000	Senior Notes, 5.850% due 1/14/09 (b)	69,012
460,000	GMAC LLC, 6.625% due 5/15/12 (b)	444,666

See Notes to Financial Statements.

8         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Consumer Finance — 5.0% (continued)
	SLM Corp.:
	Medium-Term Notes:
$40,000	5.050% due 11/14/14	$33,312
40,000	5.625% due 8/1/33	31,283
	Medium-Term Notes, Series A:
130,000	5.000% due 10/1/13	111,061
335,000	5.375% due 5/15/14	287,467

	Total Consumer Finance	4,693,258

Containers & Packaging — 0.3%
	Graham Packaging Co. Inc.:
30,000	8.500% due 10/15/12	30,338
15,000	Senior Subordinated Notes, 9.875% due 10/15/14	15,244
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	78,281
	Owens-Brockway Glass Container Inc.:
100,000	Senior Notes, 8.250% due 5/15/13	104,000
50,000	Senior Secured Notes, 7.750% due 5/15/11	51,562
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)(g)	219
50,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	50,312

	Total Containers & Packaging	329,956

Diversified Consumer Services — 0.1%
	Service Corp. International, Senior Notes:
20,000	7.625% due 10/1/18	20,350
35,000	7.500% due 4/1/27 (d)	33,163

	Total Diversified Consumer Services	53,513

Diversified Financial Services — 4.0%
200,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(d)	191,607
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	156,065
400,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17 (b)	384,175
330,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (d)	341,550
110,000	European Investment Bank, 4.625% due 3/21/12 (b)	107,312
550,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (b)	536,957
530,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08	528,016
	JPMorgan Chase & Co.:
130,000	5.150% due 10/1/15	123,820
	Subordinated Notes:
340,000	6.625% due 3/15/12	353,862
260,000	5.125% due 9/15/14	250,037
	Residential Capital LLC:
30,000	6.500% due 6/1/12	29,304
405,000	Senior Notes, 6.000% due 2/22/11	392,206
200,000	TNK-BP Finance SA, 7.500% due 7/18/16 (d)	206,700

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Diversified Financial Services — 4.0% (continued)
$50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	$41,000
75,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	74,625

	Total Diversified Financial Services	3,717,236

Diversified Telecommunication Services — 1.9%
	Citizens Communications Co.:
20,000	Senior Bonds, 7.125% due 3/15/19 (b)	19,000
30,000	Senior Notes, 7.875% due 1/15/27 (b)	29,325
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	254,062
	Intelsat Corp.:
15,000	9.000% due 6/15/16	15,788
16,000	Senior Notes, 9.000% due 8/15/14	16,760
200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	214,208
	Level 3 Financing Inc.:
20,000	9.250% due 11/1/14	20,300
20,000	Senior Notes, 8.750% due 2/15/17 (d)	19,875
95,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	96,662
25,000	Qwest Corp., Notes, 8.875% due 3/15/12	27,063
425,000	Telecom Italia Capital S.p.A., Notes, 5.250% due 10/1/15	395,838
20,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (d)(h)	19,850
585,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	590,433
60,000	Verizon New York Inc., Senior Debentures, Series A, 6.875% due 4/1/12	62,619
45,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	47,812

	Total Diversified Telecommunication Services	1,829,595

Electric Utilities — 1.2%
	Duke Energy Corp., Senior Notes:
300,000	4.200% due 10/1/08 (b)	295,422
20,000	5.625% due 11/30/12 (b)	20,017
245,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	219,607
	FirstEnergy Corp., Notes:
150,000	Series B, 6.450% due 11/15/11 (b)	153,957
255,000	Series C, 7.375% due 11/15/31 (b)	276,861
130,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	126,338

	Total Electric Utilities	1,092,202

Energy Equipment & Services — 0.1%
55,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (d)	55,825

Food Products — 0.1%
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10 (b)	97,000
27,000	8.875% due 3/15/11 (b)	26,730

	Total Food Products	123,730

See Notes to Financial Statements.

10         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Health Care Providers & Services — 0.9%
	Community Health Systems Inc.:
$60,000	Senior Notes, 8.875% due 7/15/15 (d)	$61,125
50,000	Senior Subordinated Notes, 6.500% due 12/15/12 (b)	52,186
65,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (d)	63,781
75,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	80,055
	HCA Inc.:
	Senior Notes:
87,000	6.250% due 2/15/13	78,735
151,000	5.750% due 3/15/14	128,161
14,000	6.500% due 2/15/16	11,918
	Senior Secured Notes:
110,000	9.250% due 11/15/16 (d)	117,425
33,000	9.625% due 11/15/16 (d)(h)	35,558
75,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	75,375
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13	68,156
15,000	6.875% due 11/15/31	11,550
75,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	79,027

	Total Health Care Providers & Services	863,052

Hotels, Restaurants & Leisure — 0.7%
	Caesars Entertainment Inc.:
50,000	Senior Notes, 7.000% due 4/15/13	52,437
25,000	Senior Subordinated Notes, 8.125% due 5/15/11	26,219
30,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	29,700
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	76,125
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	47,813
	MGM MIRAGE Inc., Senior Notes:
80,000	6.750% due 9/1/12	76,800
70,000	7.625% due 1/15/17	66,938
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	77,625
	Station Casinos Inc.:
15,000	Senior Notes, 7.750% due 8/15/16	14,925
75,000	Senior Subordinated Notes, 6.500% due 2/1/14	66,750
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	127,812

	Total Hotels, Restaurants & Leisure	663,144

Independent Power Producers & Energy Traders — 0.8%
	AES Corp., Senior Notes:
93,000	9.375% due 9/15/10 (b)	99,394
17,000	7.750% due 3/1/14 (b)	17,128
	Dynegy Holdings Inc.:
25,000	Senior Debentures, 7.125% due 5/15/18	22,375
60,000	Senior Notes, 7.750% due 6/1/19 (d)	56,100

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         11

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Independent Power Producers & Energy Traders — 0.8% (continued)
	Edison Mission Energy, Senior Notes:
$110,000	7.200% due 5/15/19 (d)	$103,950
20,000	7.625% due 5/15/27 (d)	19,000
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	25,125
150,000	7.375% due 2/1/16	150,750
	TXU Corp., Senior Notes:
80,000	Series P, 5.550% due 11/15/14	68,314
25,000	Series Q, 6.500% due 11/15/24	20,796
260,000	Series R, 6.550% due 11/15/34	211,593

	Total Independent Power Producers & Energy Traders	794,525

Industrial Conglomerates — 0.5%
	Tyco International Group SA, Notes:
350,000	6.125% due 11/1/08	353,236
160,000	6.000% due 11/15/13	164,509

	Total Industrial Conglomerates	517,745

Insurance — 0.5%
140,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	132,803
200,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	185,856
130,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	125,146

	Total Insurance	443,805

IT Services — 0.3%
250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (b)	257,420
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	51,438

	Total IT Services	308,858

Media — 3.1%
10,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	11,100
170,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	178,287
25,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (d)	25,625
190,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (b)	182,993
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	363,216
100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (b)	118,471
	Comcast Corp., Notes:
140,000	6.500% due 1/15/15 (b)	143,761
10,000	5.875% due 2/15/18 (b)	9,704
	CSC Holdings Inc.:
50,000	Senior Debentures, Series B, 8.125% due 8/15/09 (b)	51,125
50,000	Senior Notes, Series WI, 6.750% due 4/15/12 (b)	47,750
	Dex Media West LLC/Dex Media Finance Co.:
50,000	Senior Notes, Series B, 8.500% due 8/15/10 (b)	51,938
48,000	Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (b)	51,600

See Notes to Financial Statements.

12         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Media — 3.1% (continued)
$81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (b)	$85,151
135,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	129,262
70,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	71,050
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	521,149
400,000	News America Inc., Notes, 5.300% due 12/15/14	386,988
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (d)	107,125
4,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,120
290,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (b)	311,579
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	29,819

	Total Media	2,881,813

Metals & Mining — 0.4%
80,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	85,600
45,000	Steel Dynamics Inc., 6.750% due 4/1/15 (d)	44,325
230,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	231,768

	Total Metals & Mining	361,693

Multi-Utilities — 0.3%
270,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	270,515

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	27,625

Office Electronics — 0.1%
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16	50,391

Oil, Gas & Consumable Fuels — 4.9%
290,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (b)	312,483
90,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (b)	86,842
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	96,750
75,000	6.500% due 8/15/17 (b)	71,437
270,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (b)	269,093
	Compagnie Generale de Geophysique SA, Senior Notes:
15,000	7.500% due 5/15/15 (b)	15,075
55,000	7.750% due 5/15/17 (b)	55,963
385,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	421,396
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12 (b)	232,606
30,000	7.750% due 1/15/32 (b)	30,369
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	100,000
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	218,890
230,000	Gazprom, Loan Participation Notes,, 6.212% due 11/22/16 (d)	224,595
230,000	Hess Corp., Notes, 7.300% due 8/15/31 (b)	247,379
50,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	51,625
240,000	Intergas Finance BV, 6.375% due 5/14/17 (d)	230,400

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         13

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Oil, Gas & Consumable Fuels — 4.9% (continued)
	Kerr-McGee Corp.:
$160,000	6.950% due 7/1/24	$166,416
410,000	Notes, 7.875% due 9/15/31	475,160
	Kinder Morgan Energy Partners LP:
150,000	6.750% due 3/15/11	155,357
	Senior Notes:
30,000	6.300% due 2/1/09	30,333
20,000	6.000% due 2/1/17	19,608
	OPTI Canada Inc., Senior Secured Notes:
60,000	7.875% due 12/15/14 (d)	60,300
25,000	8.250% due 12/15/14 (d)	25,500
20,000	Peabody Energy Corp., Series B, 6.875% due 3/15/13	20,000
	Pemex Project Funding Master Trust:
50,000	5.750% due 12/15/15	49,113
25,000	Bonds, 6.625% due 6/15/35	25,406
190,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	187,150
50,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	49,875
50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	48,500
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	10,100
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	100,500
75,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	76,312
20,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37	22,046
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	70,875
	Williams Cos. Inc.:
	Notes:
25,000	7.875% due 9/1/21	27,000
164,000	8.750% due 3/15/32	190,650
75,000	Senior Notes, 7.625% due 7/15/19	79,500
40,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	43,047

	Total Oil, Gas & Consumable Fuels	4,597,651

Paper & Forest Products — 0.2%
190,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	196,781

Pharmaceuticals — 0.1%
150,000	Wyeth, 5.950% due 4/1/37	143,839

Real Estate Investment Trusts (REITs) — 0.1%
50,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	48,250

Road & Rail — 0.0%
25,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14	26,188

Textiles, Apparel & Luxury Goods — 0.2%
50,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	53,750
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	105,625

	Total Textiles, Apparel & Luxury Goods	159,375

See Notes to Financial Statements.

14         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Thrifts & Mortgage Finance — 0.2%
	Countrywide Financial Corp., Medium-Term Notes:
$70,000	5.500% due 1/5/09 (a)(b)	$69,826
80,000	Series B, 5.470% due 6/18/08 (a)(b)	80,020

	Total Thrifts & Mortgage Finance	149,846

Tobacco — 0.3%
250,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (b)	265,501

Wireless Telecommunication Services — 0.9%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (b)	25,812
	Nextel Communications Inc., Senior Notes:
205,000	Series D, 7.375% due 8/1/15	205,090
160,000	Series E, 6.875% due 10/31/13	158,951
	Sprint Capital Corp.:
80,000	Notes, 8.750% due 3/15/32	90,093
325,000	Senior Notes, 8.375% due 3/15/12	354,398

	Total Wireless Telecommunication Services	834,344

	TOTAL CORPORATE BONDS & NOTES (Cost — $31,708,251)	31,506,092

SOVEREIGN BONDS — 1.9%
Italy — 0.3%
325,000	Region of Lombardy, 5.804% due 10/25/32	320,557

Mexico — 0.6%
	United Mexican States:
	Medium-Term Notes:
270,000	5.625% due 1/15/17	264,465
	Series A:
145,000	5.875% due 1/15/14	146,015
56,000	6.750% due 9/27/34	59,850
66,000	Series XW, 10.375% due 2/17/09	70,851

	Total Mexico	541,181

Panama — 0.1%
	Republic of Panama:
6,000	9.375% due 4/1/29	7,950
99,000	6.700% due 1/26/36	101,722

	Total Panama	109,672

Russia — 0.3%
	Russian Federation:
3,333	8.250% due 3/31/10 (d)	3,463
175,000	11.000% due 7/24/18 (d)	243,250
9,950	7.500% due 3/31/30 (a)(d)	10,951

	Total Russia	257,664

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         15

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Supranational — 0.6%
$540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (b)	$566,092

	TOTAL SOVEREIGN BONDS (Cost — $1,760,885)	1,795,166

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.2%
U.S. Government Agencies — 2.1%
400,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (b)(d)	385,624
	Federal Home Loan Bank (FHLB):
740,000	5.500% due 5/21/09 (b)	739,999
210,000	Bonds, 5.400% due 1/2/09 (b)	209,918
360,000	Global Bonds, 5.500% due 7/15/36 (b)	355,086
270,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36	285,027

	Total U.S. Government Agencies	1,975,654

U.S. Government Obligation — 2.1%
	U.S. Treasury Bonds:
60,000	8.875% due 8/15/17	77,747
10,000	6.125% due 11/15/27	11,148
100,000	6.125% due 8/15/29 (i)	112,203
135,000	5.375% due 2/15/31 (i)	138,670
205,000	4.500% due 2/15/36	185,685
210,000	4.750% due 2/15/37	198,073
3,000	U.S. Treasury Notes, 5.125% due 5/15/16	3,018
3,020,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.343% due 11/15/24	1,219,395

	Total U.S. Government Obligations	1,945,939

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,954,783)	3,921,593

U.S. TREASURY INFLATION PROTECTED SECURITIES — 3.0%
	U.S. Treasury Bonds, Inflation Indexed:
1,343,058	2.000% due 1/15/16	1,275,591
1,588,254	2.375% due 1/15/27	1,525,718
62,465	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11	61,802

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $2,934,669)	2,863,111

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
176,627	Home Interiors & Gifts Inc. (e)(j)*	1,766

See Notes to Financial Statements.

16         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
1,014	Axiohm Transaction Solutions Inc. (e)(j)*	$0

	TOTAL COMMON STOCKS (Cost — $65,741)	1,766

Contracts
PURCHASED OPTION — 0.0%
52	Eurodollar Futures, Call @ $94.625, expires 9/17/07 (Cost — $10,960)	7,150

Warrants
WARRANTS — 0.0%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	46,875
117,036	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (e)(j)*	0

	TOTAL WARRANTS (Cost — $0)	46,875

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $115,566,544)	115,016,831

Face Amount
SHORT-TERM INVESTMENTS — 24.8%
U.S. Government Agency — 0.1%
$100,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (b)(i)(k)	96,407

Repurchase Agreement — 24.7%
23,147,000	Nomura Securities International Inc. repurchase agreement dated 6/29/07, 5.260% due 7/2/07; Proceeds at maturity — $23,157,146; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.750% due 11/1/07 to 2/15/08; Market value — $23,610,725) (b)	23,147,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $23,243,382)	23,243,407

	TOTAL INVESTMENTS — 147.3% (Cost — $138,809,926#)	138,260,238
	Liabilities in Excess of Other Assets — (47.3)%	(44,393,711)

	TOTAL NET ASSETS — 100.0%	$93,866,527

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, to-be-announced (“TBA”), and written options.

(c)	This security is traded on a TBA basis (See Note 1).

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         17

Schedule of Investments (June 30, 2007) (unaudited) (continued)

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is currently in default.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
IO	—Interest Only

Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value
57	U.S. Treasury Notes 10 Year Futures, Call	8/24/07	$106	$28,500
57	U.S. Treasury Notes 10 Year Futures, Put	8/24/07	103	6,234

	TOTAL OPTIONS WRITTEN (Premiums received — $37,883)			$34,734

See Notes to Financial Statements.

18         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $115,662,926)	$115,113,238
Repurchase agreement, at value (Cost — $23,147,000)	23,147,000
Cash	187,197
Receivable for securities sold	11,177,454
Interest receivable	765,398
Principal paydown receivable	13,035
Receivable for Fund shares sold	1,397
Prepaid expenses	283

Total Assets	150,405,002

LIABILITIES:
Payable for securities purchased	56,103,053
Payable for Fund shares repurchased	149,717
Payable to broker — variation margin on open futures contracts	110,228
Investment management fee payable	50,536
Options written, at value (premium received $37,883)	34,734
Trustees’ fees payable	4,257
Accrued expenses	85,950

Total Liabilities	56,538,475

Total Net Assets	$93,866,527

NET ASSETS:
Par value (Note 5)	$91
Paid-in capital in excess of par value	93,645,235
Undistributed net investment income	2,455,266
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(1,566,448)
Net unrealized depreciation on investments, futures contracts and options written	(667,617)

Total Net Assets	$93,866,527

Shares Outstanding:
Class I	9,132,827

Class II *	49

Net Asset Value:
Class I	$10.28

Class II *	$10.26

*	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         19

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$2,845,182
Dividends	3,750
Income from securities lending	101

Total Investment Income	2,849,033

EXPENSES:
Investment management fee (Note 2)	310,406
Shareholder reports (Note 4)	33,401
Legal fees	22,174
Audit and tax	9,335
Trustees’ fees	7,309
Custody fees	2,820
Insurance	1,170
Transfer agent fees (Note 4)	62
Miscellaneous expenses	5,483

Total Expenses	392,160
Less: Fee waivers and/or expense reimbursements (Note 2)	(5)

Net Expenses	392,155

Net Investment Income	2,456,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(759,969)
Futures contracts	(180,232)
Options written	23,171
Foreign currency transactions	(87)

Net Realized Loss	(917,117)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,114,055)
Futures contracts	(99,171)
Options written	(618)
Foreign currencies	(33)

Change in Net Unrealized Appreciation/Depreciation	(1,213,877)

Net Loss on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(2,130,994)

Increase in Net Assets From Operations	$325,884

See Notes to Financial Statements.

20         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$2,456,878	$5,233,218
Net realized loss	(917,117)	(595,956)
Change in net unrealized appreciation/depreciation	(1,213,877)	349,513

Increase in Net Assets From Operations	325,884	4,986,775

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(5,240,003)
Net realized gains	—	(93,746)

Decrease in Net Assets From Distributions to Shareholders	—	(5,333,749)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	5,838,626	13,942,599
Reinvestment of distributions	—	5,333,749
Cost of shares repurchased	(10,266,374)	(24,092,749)

Decrease in Net Assets From Fund Share Transactions	(4,427,748)	(4,816,401)

Decrease in Net Assets	(4,101,864)	(5,163,375)
NET ASSETS:
Beginning of period	97,968,391	103,131,766

End of period*	$93,866,527	$97,968,391

*Includes undistributed (overdistributed) net investment income of:	$2,455,266	$(1,612)

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         21

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares	2007(1)(2)		2006(1)†		2005(1)†		2004†		2003†	2002†
Net Asset Value, Beginning of Period	$10.24		$10.31		$10.88		$10.89		$10.39	$10.02

Income (Loss) From Operations:
Net investment income	0.26		0.54		0.50		0.52		0.56	0.51
Net realized and unrealized gain (loss)	(0.22)		(0.02)		(0.23)		0.20		0.81	0.37

Total Income From Operations	0.04		0.52		0.27		0.72		1.37	0.88

Less Distributions From:
Net investment income	—		(0.58)		(0.53)		(0.53)		(0.61)	(0.51)
Net realized gains	—		(0.01)		(0.31)		(0.20)		(0.26)	—

Total Distributions	—		(0.59)		(0.84)		(0.73)		(0.87)	(0.51)

Net Asset Value, End of Period	$10.28		$10.24		$10.31		$10.88		$10.89	$10.39

Total Return(3)	0.39%		5.03%		2.47%		6.65%		13.23%	8.84%

Net Assets, End of Period (000s)	$93,866		$97,968		$103,132		$102,739		$97,277	$77,332

Ratios to Average Net Assets:
Gross expenses	0.82	%(4)	0.83	%(5)	0.96%		0.98%		1.00%	1.03%
Net expenses	0.82	(4)(6)	0.83	(5)(6)(7)	0.96	(6)	0.98	(6)	1.00 (6)	1.02 (7)
Net investment income	5.14	(4)	5.13		4.58		4.76		4.96	5.80

Portfolio Turnover Rate	166	%(8)	209	%(8)	104	%(8)	70	%(8)	72%	54%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future result. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.81%. (Note 9).

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00%.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2007, and the years ended December 31, 2006, 2005, and 2004 would have been 286%, 619%, 533% and 441%, respectively.

†	For a share of capital stock outstanding prior to April 30, 2007.

See Notes to Financial Statements.

22         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares	2007(1)(2)
Net Asset Value, Beginning of Period	$10.25

Income (Loss) From Operations:
Net investment income	0.20
Net realized and unrealized gain	(0.19)

Total Income From Operations	0.01

Net Asset Value, End of Period	$10.26

Total Return(3)	0.10%

Net Assets, End of Period (000s)	$1

Ratios to Average Net Assets:
Gross expenses	3.59	%(4)
Net expenses	1.25	(4)(5)(6)
Net investment income	4.84	(4)

Portfolio Turnover Rate	166	%(7)

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future result. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2007, would have been 286%.

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Strategic Bond Portfolio (the “Fund”), is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”), a Maryland Corporation registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pensions or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures

24         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained, at all times, in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund incurs the risk of any loss on the securities on loan, as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

26         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(j) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

(l) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(m) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(n) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 30 basis points on the assets managed by Western Asset Limited.

During the six months ended June 30, 2007, the Fund’s Class I and II shares had expense limitations in place of 1.00% and 1.25% respectively, of their average daily net assets.

During the six months ended June 30, 2007, the manager reimbursed a portion of the Fund’s Class II shares expenses in the amount of $5.

28         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments and mortgage dollar rolls) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$9,014,307	$189,622,740

Sales	12,113,444	197,372,872

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$562,240
Gross unrealized depreciation	(1,111,928)

Net unrealized depreciation	$(549,688)

At June 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor	28	9/07	$10,599	$236	$(10,363)
Eurodollar	3	9/07	711,902	710,025	(1,877)
Eurodollar	4	12/07	949,570	947,150	(2,420)
Eurodollar	11	6/08	2,604,718	2,607,688	2,970
Germany 10 Year Bonds	10	9/07	7,841	1,757	(6,084)
Libor	82	6/08	19,328,845	19,260,440	(68,405)
U.S. Treasury Bonds	16	9/07	1,736,799	1,724,000	(12,799)
U.S. Treasury 2 Year Notes	34	9/07	6,943,576	6,928,562	(15,014)
U.S. Treasury 5 Year Notes	1	9/07	104,114	104,078	(36)

					(114,028)

Contracts to Sell:
U.S. Treasury 10 Year Notes	10	9/07	$1,049,981	$1,057,031	$(7,050)

Net Unrealized Loss on Open Futures Contracts					$(121,078)

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

During the six months ended June 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2006	81	$23,564
Options written	182	51,434
Options closed	(148)	(36,901)
Options expired	(1)	(214)

Options written, outstanding June 30, 2007	114	$37,883

During the six months ended June 30, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $151,118,494. For the six months ended June 30, 2007, the Fund recorded interest income of $21,593 related to such mortgage dollar rolls. At June 30, 2007, the Fund had no mortgage dollar rolls outstanding.

At June 30, 2007, the Fund held TBA securities with a total cost of $44,850,056.

4.	Class Specific Expenses

	Transfer Agent Fees	Shareholder Reports Expenses
Class I	$60	$33,397
Class II *	2	4

Total	$62	$33,401

*	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

5.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class I
Shares sold	562,577	$5,838,126	1,342,934	$13,942,599
Shares issued on reinvestment	—	—	520,438	5,333,749
Shares repurchased	(993,717)	(10,266,370)	(2,301,618)	(24,092,749)

Net Decrease	(431,140)	$(4,428,244)	(438,246)	$(4,816,401)

30         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class II *
Shares sold	49	$500	—	—
Shares repurchased	—	(4)	—	—

Net Increase	49	$496	—	—

*	For the period February 2, 2007 (commencement of operations) to June 30, 2007.

6.	Capital Loss Carryforward

On December 31, 2006, the Fund had for federal income tax purposes, a net capital loss carryforward of $456,730 which expires in 2014. This amount will be available to offset any future taxable capital gains.

7.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

The Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangements described above and therefore will not receive any portion of distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Smith Barney Asset Management (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

32         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (‘‘FASB’’) issued FASB Interpretation 48 (‘‘FIN 48’’ or the ‘‘Interpretation’’), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is ‘‘more likely than not’’ to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘FAS 157’’). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

11.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from

Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

34         Legg Mason Partners Variable Strategic Bond Portfolio 2007 Semi-Annual Report

Legg Mason Partners

Variable Strategic

Bond Portfolio

TRUSTEES

Eliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Strategic Bond Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2007 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010091 8/07	SR07-396

Legg Mason Partners Variable

Strategic Bond Portfolio

The Fund is a separate investment series of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. Principal Accountant Fees and Services

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: August 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Variable Income Trust

Date: August 28, 2007